Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits.

	September 30, 2018	September 30, 2017
	(In thousands)
Deferred tax assets
Loan loss reserves	$31,055	$50,411
REO reserves	518	1,693
Non-accrual loan interest	877	2,262
FDIC assisted transactions	—	12,236
Federal and state tax credits	1,074	3,939
Deferred compensation	3,165	3,037
Stock based compensation	1,677	2,259
Other	1,747	1,274
Total deferred tax assets	40,113	77,111
Deferred tax liabilities
FHLB stock dividends	14,941	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	2,442	2,914
Loan origination fees and costs	9,285	13,643
Premises and equipment	23,429	35,950
Other	1,828	2,145
Total deferred tax liabilities	51,925	78,787
Net deferred tax asset (liability)	(11,812)	(1,676)
Current tax asset (liability)	13,616	(3,920)
Net tax asset (liability)	$1,804	$(5,596)

Schedule of effective income tax rate reconciliation
The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2018	2017	2016
Statutory income tax rate	25%	35%	35%
State income tax	2	1	1
Impact of change in Federal income tax rate	(2)	—	—
Other differences	(4)	(4)	(2)
Effective income tax rate	21%	32%	34%

Schedule of components of income tax expense (benefit)
The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2018	2017	2016
	(In thousands)
Federal:
Current	$40,314	$87,804	$57,173
Deferred	8,952	(10,142)	21,961
	49,266	77,662	79,134
State:
Current	$4,243	$4,991	$3,600
Deferred	(116)	31	1,351
	4,127	5,022	4,951
Total
Current	44,557	92,795	60,773
Deferred	8,836	(10,111)	23,312
	$53,393	$82,684	$84,085